Cover	Mar. 03, 2025
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 03, 2025
Entity Ex Transition Period	false
Entity File Number	333-25526
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	3030 N. Rocky Point Drive
Entity Address Address Line 2	Suite 420
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33607
City Area Code	701
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	353-5425